Principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2014
Principal accounting policies [Abstract]
Basis of presentation
(a)	Basis of presentation
The consolidated financial statements have been prepared in accordance with the US GAAP to reflect the financial position and results of operations of the Group.
Consolidation
(b)	Consolidation

The Group's consolidated financial statements include the financial statements of the Company, its subsidiaries, and its VIEs and VIE's subsidiaries for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, its VIEs and VIE's subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIEs economic performance, and also the Company's obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Beijing Huanju Shidai and ultimately the Company hold all the variable interests of the VIEs and VIE's subsidiaries and has been determined to be the primary beneficiary of the VIEs and VIE's subsidiaries.

Use of estimates
(c)	Use of estimates

The preparation of the Company's consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. The Company believes that lives of the game and lives of the user relationship related to  online games revenue, assessment of whether the Group acts as a principal or an agent in different revenue streams, classification of perpetual items versus consumable items under item-based model, the determination of estimated selling prices of multiple element revenue contracts, sales rebate to advertising agencies, income taxes, allowances for doubtful accounts, determination of share-based compensation expenses, impairment assessment of goodwill, long-lived assets and intangible assets, tax considerations for earnings retained in the Group's VIEs, fair value determination related to the accounting for business combinations, represent critical accounting policies that reflect more significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign currency translation
(d)	Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, British Virgin Islands, and Hong Kong is United States dollar (“US$”), while the functional currency of the other entities, VIEs and VIE's subsidiaries in the Group is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the statement of operations and comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gains (losses), net in the consolidated statement of operations.

Convenience translation
(e)	Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.2046 on December 31, 2014 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Fair value of financial instruments
(f)	Fair value of financial instruments

US GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1—observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—other inputs that are directly or indirectly observable in the marketplace.
Level 3—unobservable inputs which are supported by little or no market activity.

The carrying values of cash and cash equivalents, short-term deposits, restricted short-term deposits, accounts receivable, other receivables, amounts due from (to) related parties, accounts payable, and other payables approximate their fair values because of their generally short maturities, and the carrying value of convertible bonds also approximates their fair value, as they bear interest at rates determined based on prevailing interest rates in the market.

The fair value of the contingent consideration recognized on the acquisition date was measured using unobservable input (level 3). Trinomial tree model was applied in determining the fair value of the contingent consideration. Under this model, the Group performs a scenario analysis and calculates the fair value of the contingent consideration based on the net present value of the total contingent payments under each scenario and the expected probability of each scenario. Contingent consideration is remeasured at fair value at each reporting date since initial recognition.

Cash and cash equivalents
(g)	Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term and highly liquid investments placed with banks, which have both of the following characteristics:

i)	Readily convertible to known amounts of cash throughout the maturity period;
ii)	So near their maturity that they present insignificant risk of changes in value because of changes in interest rates.

Short-term deposits
(h)	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of less than one year. Interest earned is recorded as interest income in the consolidated statements of operations during the periods presented.

Accounts receivable, net
(i)	Accounts receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and a loss is probable and estimable. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts on an individual basis taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability.

Equity investment
(j)	Equity investment

The equity investment is comprised of investments in privately-held companies. The Group accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for share of the earnings or loss of the investee after the date of investment. The Group assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investment in privately-held companies, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

Cost investment
(k)	Cost investment

The cost investment is comprised of investments in privately-held companies. The Group accounts for cost investment which has no readily determinable fair value using the cost method. Under the cost method, the investment is measured initially at cost. The investment carried at cost should recognize income when dividends are received from the distribution of the investee's earnings. The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of operations.

Property and equipment
(l)	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the equipment at the end of the estimated useful lives as a percentage of the original cost.

	Estimated useful lives	Residual rate
Servers, computers and equipment	3 years	0%-5%
Furniture, fixture and office equipment	5 years	0%-5%
Motor vehicles	4 years	5%
Leasehold improvement	Shorter of lease term or 5 years	-

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations.

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when they are ready for their intended use.

Business combinations
(m)	Business combinations

Business combinations are recorded using the purchase method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of consideration of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive income.

Intangible assets, net
(n)	Intangible assets, net

Intangible assets mainly consist of brand names, domain names and software. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Estimated useful lives

Software	3 -5 years
Technology	5 years
Domain names	15 years
Operating rights for licensed games	Shorter of the economic life or license period of relevant online game
Brand names	1-15 years

Impairment of long-lived assets and intangible assets
(o)	Impairment of long-lived assets

For other long-lived assets including amortizable intangible assets and property and equipment, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Goodwill
(p)	Goodwill
Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business.
Annual test for impairment of goodwill
(q)	Annual test for impairment of goodwill

Goodwill assessment for impairment is performed on at least an annual basis on October 1 or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The Group performs a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of the fair value of each reporting unit.

No goodwill impairment losses were recognized for the years ended December 31, 2012, 2013 and 2014.

Operating leases
(r)	Operating leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating lease are charged to the consolidated statements of operations on a straight-line basis over the period of the lease.

Convertible bonds
(s)	Convertible bonds

The Group determines the appropriate accounting treatment of its convertible bonds in accordance with the terms in relation to the conversion feature, call and put options, and beneficial conversion feature. After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 Derivatives and Hedging and ASC 470 Debt. The debt discount, if any, together with related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest conversion date.

Revenue recognition
(t)	Revenue recognition

The Group generates revenues from internet value-added services (“IVAS”) and online advertising. Revenues from IVAS are generated from online music and entertainment, online games, online dating, live game broadcasting, membership subscription fees and other IVAS. Online advertising revenues are primarily generated from sales of different forms of advertising on the Group's platform. Revenue is recognized when persuasive evidence of an arrangement exists, service has been rendered, the price is fixed or determinable and collection is reasonably assured. Revenue is deferred until these criteria are met as described below.

(i)	Internet value-added services

The Group operates a virtual currency system, under which, the users can directly purchase virtual currency, virtual items on YY Client's online community channels or pay membership subscription fees via online payment systems provided by third parties including payments using mobile phone, internet debit/credit card payment and other third party payment systems. The virtual currency can be converted into game tokens that can be used to purchase virtual items in online games (both developed by third parties and self-developed), or used directly to purchase virtual items on YY Client's online community channels or used to pay membership subscription fees. Virtual currency sold but not yet consumed by the purchasers is recorded as “Advances from customers” and upon conversion or being used, is recognized as revenue according to the respective prescribed revenue recognition policies addressed below:

(1) Online music and entertainment revenue

The Group creates and offers virtual items to be used by users on online music and entertainment channels, which the Group operates and maintains. The virtual items are offered free of charge or sold to users at different specified prices as pre-determined by the Company. Online music and entertainment revenue consists of sales of virtual items. Users purchase consumable virtual items from the Group and present them to performers to show support for their favorite performers or time-based virtual items, which provide users with recognized status, such as priority speaking rights or special symbols on the music channels for a specific period of time. In order to attract user traffic, the Group shares with certain popular performers and channel owners, who have entered into revenue sharing arrangements with the Group, a portion of the revenues the Group derives from such in-channel virtual item sales on online music and entertainment channels, which the Group accounts for as cost of revenues. Performers and channel owners, who do not have revenue sharing arrangements with the Group, are not entitled to share any revenue derived from the virtual items sold. The Group does not recognize any revenue from offering free virtual items nor share any revenue with performers or channel owners when free virtual items are presented to performers by the users. Accordingly, online music and entertainment revenue is recognized for the sale of virtual items sold in online music and entertainment channels immediately if the virtual item is a consumable or, in the case of time-based virtual items, recognized ratably over the period each virtual item is made available to the user, which does not exceed one year. The Group does not have further obligations to the user after the virtual items are consumed. Virtual items may be sold individually or bundled into one arrangement. When the Group's users purchase multiple virtual items bundled within the same arrangement, the Group evaluates such arrangements under ASC 605-25 Multiple-Element Arrangements. The Group identifies individual elements under the arrangement and determines if such elements meet the criteria to be accounted for as separate units of accounting. The Group allocates the arrangement consideration to the separate units of accounting based on their relative selling price.

The following hierarchy has been followed when determining the relative selling price for each element: (1) vendor specific objective evidence (“VSOE”), (2) third party evidence (“TPE”), and (3) best estimate of selling price (“BESP”). Given that the VSOE of the selling price cannot be determined, the Group has adopted a policy to allocate the consideration of the whole arrangement to different virtual item elements based on the TPE of selling price or the BESP for each virtual item element. The Group determines the fair values of virtual items sold in a bundle based on similar products sold separately on the YY platform based on the TPE of the selling price and determines the fair values of virtual items without similar products sold separately on the YY platform based on the BESP. The BESP is generally based on the selling prices of the various elements of a similar nature when they are sold to users on a stand-alone basis. The BESP may also be based on an estimated stand-alone pricing when the element has not previously been sold on a stand-alone basis.

These estimates are generally determined based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each virtual item element in accordance with the applicable revenue recognition method.

(2) Online games revenue

The Group generates revenues from offering virtual items in online games developed by third parties or the Group itself to gaming players. Historically, the majority of online games revenues for the three years ended December 31, 2012, 2013 and 2014 were derived from third parties developed games.

Users play games through the Group's platform free of charge and are charged for purchases of virtual items including consumable and perpetual items, which can be utilized in the online games to enhance their game-playing experience. Consumable items represent virtual items that can be consumed by a specific user within a specified period of time. Perpetual items represent virtual items that are accessible to the users' account over the life of the online games.

The Group recognizes revenue when recognition criteria defined under US GAAP are satisfied. For purposes of determining when the service has been provided to the paying player, the Group has determined that an implied obligation exists to the paying player to continue providing access to the games such that the users can utilize the virtual items purchased by game tokens. Game players need to log on and access the games through the Group's platform because their game tokens, virtual items, and game history are specific to the Group's game accounts and non-transferable to other platforms. To purchase in-game virtual items, players can either charge their game accounts by purchasing game tokens or virtual currency from the Group's platform, which are convertible into game tokens based on a predetermined exchange rate agreed among the Group and the relevant game developers.

The proceeds from the purchase of the Group's virtual currency is recorded as “advances from customers”, representing prepayments received from users in the form of the Group's virtual currency not yet converted into game specific tokens. Upon the conversion into a game token from the Group's virtual currency or upon the direct purchase of a game token, whichever is applicable, the proceeds will be shared between the Group and the relevant game developer based on a predetermined contractual ratio. Game tokens are non-refundable and non-exchangeable among different games. The Group's portion, net of the game developer's entitled consideration, is recorded as deferred revenue and amortized according to the prescribed revenue recognition policies described below. Users typically do not convert the virtual currency into game tokens or purchase the game tokens unless they plan to purchase in-game virtual items soon.

There are two types of third party developed online games:

-      Non-exclusive third party developed games
-      Exclusive third party developed games

Under the non-exclusive arrangement, game developers license the games to various platforms and the Group is only one of the platforms. Game developers will receive only revenue shared from the Group pursuant to the mutually agreed sharing percentage.

Under the exclusive arrangement, game developers only license the game to the Group as the exclusive licensee. The Group, as the exclusive licensee, can sub-license the games to other platforms. In addition to the revenue shared to the game developers, the Group should also pay an exclusive license fee to the game developers.

-      Non-exclusive third party developed games

Pursuant to contracts signed between the Group and the respective game developers, revenues from the sale or conversion of game tokens to be used for the purchase of in-game virtual items from online games developed by third parties are shared between the Group and the game developers based on a pre-agreed ratio for each game. These revenue-sharing contracts typically last one to two years.

The third party developed games under non-exclusive licensing contracts are maintained and updated by the game developers. The Group views the game developers to be the Group's customers and considers the Group's responsibilities under the Group's agreements with the game developers to offer certain standard promotions that include providing access to the platform, announcing the new games to users on the platform, and occasional advertising on the YY platform. The determination of whether to record these revenues using gross or net method is based on an assessment of various factors. The primary factors are whether the Group is acting as the principal in offering services to the game players or as agent in the transaction, and the specific requirement of each contract. The Group determined that for third party developed games, the third party game developers are the principal given the game developers design and develop the web-game services offered, have reasonable latitude to establish prices of game tokens, and are responsible for maintaining and upgrading the game contents and virtual items. Accordingly, the Group records online games revenue, net of the pre-agreed portion of sharing of the revenues with the game developers.

Given that third party developed games under non-exclusive licensing contracts are managed and administered by the third party game developers, the Group does not have access to the data on the consumption details such as when the game token is spent on the virtual items or the types of virtual items (consumable or perpetual items) purchased by each individual game player. However, the Group maintains historical data on timing of the conversion of its virtual currency into game specific tokens and the amount of purchases of game tokens. The Group believes that its performance for, and obligation to, the game developers correspond to the game developers' services to the users. The Group has adopted a policy to recognize revenues relating to game tokens for third party developed games over the estimated user relationship with the Group on a game-by-game basis, which is approximately one to six months for the periods presented. Future usage patterns may differ from historical usage patterns and therefore the estimated user relationship with the Group may change in the future.

When the Group launches a new game, it estimates the user relationship based on other similar types of games in the market until the new game establishes its own history. The Group considers the game's profile, attributes, target audience, and its appeal to players of different demographics groups in estimating the user relationship period.

The estimated user relationship period is based on data collected from those users who have acquired game tokens. To estimate the user relationship period, the Group maintains a software system that captures the following information for each user: (a) the frequency that users log into each game via the Group's platform, and (b) the amount and the timing of when the users convert or charge his or her game tokens. The Group estimates the user relationship period for a particular game to be the date a player purchases or converts from virtual currency to a game token through the date the Group estimates the user plays the game for the last time. This computation is completed on a user by user basis. Then, the results for all analyzed users are averaged to determine an estimated end user relationship period for each game. Revenues from in-game payments of each month are recognized over the user relationship period estimated for that game.

The consideration of user relationship with each online game is based on the Group's best estimate that takes into account all known and relevant information at the time of assessment. The Group assesses the estimated user relationships on a quarterly basis. Any adjustments arising from changes in the user relationship as a result of new information will be accounted as a change in accounting estimate in accordance with ASC 250 Accounting Changes and Error Corrections.

-      Exclusive third party developed games

Under certain exclusive arrangements, the Group pays additional license fees to the game developers as the Group is entitled to an exclusive right to operate third party developed games in specified geographic areas. Based on ASC 350-30-35-6, the Group has adopted an accounting policy to recognize the exclusive license fee as an intangible asset upon the commercial launch of the related online games. This intangible asset is amortized on a straight-line basis over the shorter of the economic life or license period of the relevant online game.

Pursuant to the exclusive licensing contracts signed between the Group and the third party game developers, the Group's responsibilities in operating the licensed games vary game-by-game. The determination of whether to record these revenues using gross or net method is based on an assessment of various factors, including but not limited to whether the Group (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price; (iii) changes the product or performs part of the service, (iv) has involvement in the determination of product and service specifications.

For the game license arrangements under which the Group takes primary responsibilities of game operation, including determining distribution and payment channels, providing customer services, hosting game servers, if needed, and controlling game and services specifications and pricing, the Group considered itself to be the principal in these arrangements. Accordingly, the Group records online games revenues from these third party licensed games on a gross basis. Commission fees paid to distribution channels and payment channels and content fees paid to third party game developers are recorded as cost of revenues.

For the game license arrangements under which the Group's responsibilities are limited to publishing, providing payment solutions and game operating advice, the Group views the game developers to be its customers and considers itself to be the agent in the arrangements. Accordingly, the Group records online games revenues from these third party licensed games, net of fees paid to third parties upon the provision of service.

Pursuant to the terms and conditions of certain online game exclusive license agreement entered into between game developers and the Group, the Group, as the exclusive licensee, could sublicense a non-exclusive, non-transferable and limited license to any third party without the prior formal consent of game developers. Under the non-exclusive and non-transferable limited license, the sub-licensee cannot further license the game to other platforms. The Group received monthly revenue-based royalty payments from all sub-licensees. The Group views the third-party licensee operators as its customers and recognizes revenues on a net basis, as the Group does not have the primary responsibility for fulfillment and acceptability of the game services.

Similar to other online games, the exclusive third party developed games are free to play and players can pay for virtual items for better in-game experience. For exclusive third party games, the consumption details can be provided by third party developers or the Group has access to such data. Therefore, the Group recognizes revenues based on item-based model: (1) for consumable items, the revenue is recognized immediately upon consumption; (2) for perpetual items, the revenue is recognized ratably over the user relationship period of a specific game as described. The determination of user relationship period is the same as what is described in “Non-exclusive third party developed games” above.

- Self-developed games

Revenues derived from self-developed games are recorded on a gross basis as the Group acts as a principal to fulfill all obligations. Considering that revenues derived from self-developed games were immaterial to the Group for the years presented, the Group does not maintain information on consumption details of in-game virtual items, and only maintains limited information related to the frequency of log-ons for its self-developed games. Given that certain historical data is not available, the Group uses the user relationship of third party games with similar popularity, gaming experience and sales to determine the estimated period of user relationship for its self-developed games.

(3) Other IVAS revenue

Other IVAS revenue mainly represents membership subscription revenue, revenue from sales of virtual items in various channels in YY platform, such as online dating and live game broadcasting channels etc. and other miscellaneous sales in YY platform.

The Group operates a membership subscription program where subscription members can have enhanced user privileges when using YY Client. The membership fee is collected up-front from subscribers. The receipt of the revenue is initially recorded as deferred revenue and revenue is recognized ratably over the period of the subscription as services are rendered. Unrecognized portion beyond 12 months from balance sheet date is classified as long-term deferred revenue. Revenue from sales of virtual items in various channels, including online dating and live game broadcasting, is recognized on item basis, which is consistent with the revenue recognition policies for online music and entertainment revenue stream.

Advertising revenues are derived principally from advertising arrangements where the advertisers pay to place their advertisements on the Group's platform in different formats over a particular period of time. Such formats generally include but are not limited to banners, text-links, videos, logos, and buttons. Advertisements on the Group's platform are generally charged on the basis of duration, and advertising contracts are signed to establish the fixed price and the advertising services to be provided. Where collectability is reasonably assured, advertising revenues from advertising contracts are recognized ratably over the contract period of display.

The Group enters into advertising contracts directly with advertisers or third party advertising agencies that represent advertisers. Contract terms generally range from 1 to 3 months. Both third party advertising agencies and direct advertisers are generally billed at the end of the display period and payments are due usually within 6 months.

Where customers purchase multiple advertising spaces with different display periods in the same contract, the Group allocates the total consideration to the various advertising elements based on the relative selling price method and recognizes revenue for the different elements over their respective display periods. The following hierarchy should be followed when determining the appropriate selling price for each element: (1) vendor specific objective evidence (“VSOE”), (2) third party evidence (“TPE”), and (3) best estimate of selling price (“BESP”). Given that the VSOE or TPE of the selling price cannot be determined, the Group has adopted a policy to allocate the fair values of different advertising elements based on the best estimate selling prices of each advertisement within the contract taking into consideration the standard price list and historical discounts granted. The Group recognizes revenue on the elements delivered and defers the recognition of revenue for the fair value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight line basis over the contract period.

Transactions with third party advertising agencies

For contracts entered into with third party advertising agencies, the third party advertising agencies will in turn sell the advertising services to advertisers. Revenue is recognized ratably over the contract period of display based on the following criteria:

•	There is persuasive evidence that an arrangement exists—the Group will enter into framework and execution agreements with the advertising agencies, specifying price, advertising content, format and timing

•	Price is fixed or determinable—price charged to the advertising agencies are specified in the agreements, including relevant discount and rebate rates

•	Services are rendered—the Group recognizes revenue ratably as the element are delivered over the contract period of display

•	Collectability is reasonably assured—the Group assesses credit history of each advertising agency before entering into any framework and execution agreements. If the collectability from the agencies is assessed as not reasonably assured, the Group recognizes revenue only when the cash is received and all the other revenue criteria are met.

The Group provides sales incentives in the forms of discounts and rebates to third party advertising agencies based on purchase volume. As the advertising agencies are viewed as the customers in these transactions, revenue is recognized based on the price charged to the agencies, net of sales incentives provided to the agencies. Sales incentives are estimated and recorded at the time of revenue recognition based on the contracted rebate rates and estimated sales volume based on historical experience.

Transactions with advertisers

The Group also enters into advertisement contracts directly with advertisers. Similar to transactions with third party advertising agencies, the Group recognizes revenue ratably as the elements are delivered over the contract period of display. The terms and conditions, including price, are fixed according to the contract between the Group and the advertisers. The Group also performs a credit assessment of all advertisers prior to entering into contracts. Revenue is recognized based on the amount charged to the advertisers, net of discounts.

Advances from customers and deferred revenue
(u)	Advances from customers and deferred revenue

Advances from customers primarily consist of (i) prepayments from users in the form of the Group's virtual currency that are not yet consumed or converted into game tokens, and upon the consumption or conversion, are recognized as revenue according to the prescribed revenue recognition policies described above, (ii) prepayments from sub-licensees for obtaining operation rights of certain online games over a period of time, and (iii) prepayments from advertising agencies and advertisers.

Deferred revenue primarily consists of the unamortized game tokens, prepaid subscriptions under the membership program and unamortized revenue from virtual items in various channels in YY platform, where there is still an implied obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.

Cost of revenues
(v)	Cost of revenues

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate IVAS and advertising revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of (i) revenue sharing fees and content costs, including payments to various channel owners and performers, and content providers, (ii) bandwidth costs, (iii) salary and welfare, (iv) depreciation and amortization expense for servers, other equipment and intangibles directly related to operating the platform, (v) payment handling cost, (vi) business taxes and related surcharges, cultural development fee, (vii) share-based compensation, and (viii) other costs.

In the PRC, business taxes are imposed by the government on revenues reported by any selling entity for the provision of taxable services in the PRC. The business tax rate varies depending on the nature of the revenues. The Group is also subject to cultural development fee at a tax rate of 3% on service income from provision of advertising services in the PRC.

On January 1, 2012, a pilot program (the “Pilot Program”) was launched in Shanghai for a transition of imposing value-added tax (“VAT”) on revenues derived from certain pilot industries (the “Pilot Industries”) other than business taxes. Starting from September 1, 2012, the Pilot Program was expanded from Shanghai to eight other cities and provinces in the PRC, including Beijing and Guangdong province, where the Group's subsidiaries and VIEs are incorporated and have operations therein. The Group's advertising revenue, online games revenue and other IVAS revenue are within the scope of Pilot Industries and they became subject to VAT effective from November 1, 2012, December 1, 2012 and June 1, 2014, at a rate of 6% respectively. The Group hence recognizes advertising revenue and IVAS revenue net of VAT thereafter. Prior to the Pilot Program's being applied to Group's revenue, the Group's advertising revenues earned from external customers were subject to business taxes at 5% for the ten months ended December 31, 2012, and the Group' IVAS revenue earned from external customers were subject to business taxes of 3% for the years ended December 31, 2012, 2013 and for the first five months of 2014, except that the Group's online games revenue began to be subject to VAT of 6% commencing December 2012.

The Group is subject to surcharges of business taxes and VAT, which are calculated based on 12% of the business taxes and VAT payable for the years ended December 31, 2012, 2013 and 2014.

The Group reported business taxes and surcharges, and cultural development fees in cost of revenues.

Based on the Group's corporate structure and the contractual arrangements among the Group's PRC subsidiaries, the Group's VIEs and their shareholders, the Group is effectively subject to 6% or 17% VAT and related surcharges on revenues generated by the Group's subsidiaries based on the Group's contractual arrangements entered into with the Group's VIEs.

Research and development expenses
(w)	Research and development expenses

Research and development expenses consist primarily of (i) salary and welfare for research and development personnel, (ii) share-based compensation for research and development personnel, (iii) rental expenses and (iv) depreciation of office premise and servers utilized by research and development personnel. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

The Company recognizes internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software's application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. The Company has not capitalized any costs related to internal use software during the years ended December 31, 2012, 2013 and 2014, respectively.

Sales and marketing expenses
(x)	Sales and marketing expenses

Sales and marketing expenses consist primarily of (i) advertising and market promotion expenses, (ii) salary and welfare for sales and marketing personnel, and (iii) share-based compensation for sales and marketing personnel. The advertising and market promotion expenses amounted to approximately RMB5,534, RMB8,054 and RMB76,192 during the years ended December 31, 2012, 2013 and 2014, respectively.

General and administrative expenses
(y)	General and administrative expenses

General and administrative expenses consist primarily of (i) salary and welfare for general and administrative personnel, (ii) share-based compensation for management and administrative personnel, (iii) allowance for doubtful receivables, and (iv) professional service fees.

Employee social security and welfare benefits
(z)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees' salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group's obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the accompanying statements of operations amounted to RMB39,660, RMB68,334 and RMB115,012 for the years ended December 31, 2012, 2013 and 2014, respectively.

Share-based compensation
(aa)	Share-based compensation

The Company grants stock-based award, such as, but not limited to, share options, restricted shares, restricted share units and warrants to eligible employees, officers, directors, and non-employee consultants.

Awards granted to employees, officers, and directors are initially accounted for as equity-classified awards. The related shared-based compensation expenses are measured at the grant date fair value of the award and are recognized using the graded vesting method, net of estimated forfeiture rates, over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant based on historical forfeiture rates and will be revised in the subsequent periods if actual forfeitures differ from those estimates. Duowan BVI also granted share options, restricted shares and restricted share units to non-employees, which are also initially accounted for as equity-classified awards. Awards granted to non-employees are initially measured at fair value on the grant date and periodically re-measured thereafter until the earlier of the performance commitment date or the date the service is completed and recognized over the period the service is provided. Awards are re-measured at each reporting date using the fair value as at each period end until the measurement date, generally when the services are completed and share-based awards are vested. Changes in fair value between the interim reporting dates are recorded in consistent with the method used in recognizing the original compensation costs.

Following the listing of the Company, the grant date fair value of share-based awards is based on stock price of the Company in the NASDAQ Global Market.

Other income
(bb)	Other income

Other income primarily consists of government grants which represent cash subsidies received from the PRC government by the operating subsidiaries or VIEs of the Company. Government grants are originally recorded as deferred revenue when received upfront. After all of the conditions specified in the grants have been met, the grants are recognized as operating or non-operating income based on the nature of the government grants.

Income taxes
(cc)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in statement of operations and comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group's uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statements of operations. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2012, 2013 and 2014. As of December 31, 2013 and 2014, the Group did not have any significant unrecognized uncertain tax positions.

Statutory reserves
(dd)	Statutory reserves

The Group's subsidiaries, VIEs and VIE's subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China's Foreign Investment Enterprises, the Group's subsidiaries registered as wholly-owned foreign enterprises have to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People's Republic of China (“PRC GAAP”)) to reserve funds including general reserve fund, and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company's discretion.

In addition, in accordance with the Company Laws of the PRC, the VIEs and VIE's subsidiaries of the Company registered as PRC domestic companies must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the off-setting of losses or increasing capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

During the year ended December 31, 2013 and 2014, appropriations to statutory reserves amounted to RMB40,657 and RMB15,812, respectively. No appropriations have been made in 2012 since the companies were in accumulated loss positions.

Related parties
(ee)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends
(ff)	Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2012, 2013 and 2014, respectively. The Group does not have any present plan to pay any dividends on common shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

Income per share
(gg)	Income per share

Basic income per share is computed by dividing net income attributable to common shareholders, considering the accretion or decretion of redemption feature, deemed dividend to preferred shareholders and amortization of beneficial conversion feature related to its convertible redeemable preferred shares (Note 24), by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted income per share is calculated by dividing net income attributable to common shareholders, as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares consist of common shares issuable upon the conversion of the preferred shares and convertible bonds, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Common equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

Comprehensive income
(hh)	Comprehensive income

Comprehensive income is defined as the change in equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of operations and comprehensive income. Accumulated other comprehensive loss of the Group includes the foreign currency translation adjustments.

Segment reporting
(ii)	Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group's chief operating decision makers in deciding how to allocate resources and assess performance. The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of cost and expenses that does not distinguish between segments, and reports costs and expenses by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating segment. As the Group's long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Recently issued accounting pronouncements
(jj)	Recently issued accounting pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” (“ASU 2014-08”). The new guidance changes the criteria for reporting discontinued operations while enhancing disclosures in this area. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization's operations and financial results. Additionally, ASU 2014-08 requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. ASU 2014-08 is effective for the Company in the first quarter of fiscal 2015. Early adoption is permitted, but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”). ASU 2014-09 will eliminate transaction-specific and industry-specific revenue recognition guidance under current U.S. GAAP and replace it with a principle-based approach for determining revenue recognition. ASU 2014-09 will require that companies recognize revenue based on the value of transferred goods or services as they occur in the contract. The ASU also will require additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 is effective for reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. Entities can transition to the standard either retrospectively or as a cumulative effect adjustment as of the date of adoption. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

In June 2014, under ASC 718, Compensation — Stock Compensation, the FASB issued Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. These amendments apply to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. That is the case when an employee is eligible to retire or otherwise terminate employment before the end of the period in which a performance target could be achieved and still be eligible to vest in the award if and when the performance target is achieved. For all entities, the amendments are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern” (“ASU 2014-15”). Pursuant to ASU 2014-15, in connection with preparing financial statements for each annual and interim reporting period, an entity's management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”). ASU 2015-02 focuses on the consolidation evaluation for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. The ASU simplifies consolidation accounting by reducing the number of consolidation models from four to two. In addition, the new standard simplifies the FASB Accounting Standards Codification and improves current guidance by: (i) placing more emphasis on risk of loss when determining a controlling financial interest; (ii) reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a VIE; and (iii) changing consolidation conclusions for public and private companies in several industries that typically make use of limited partnerships or VIEs. The ASU will be effective for periods beginning after December 15, 2015, for public companies. For private companies and not-for-profit organizations, the ASU will be effective for annual periods beginning after December 15, 2016; and for interim periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-03, “Interest - Imputation of Interest (Subtopic 835-30)” (“ASU 2015-03”). To simplify presentation of debt issuance costs, ASU 2015-03 requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of debt liability, consistent with debt discounts or premiums. The recognition and measurement guidance for debt issuance costs would not be affected by the amendments in ASU 2015-03. For public business entities, ASU 2015-03 will be effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.